SUPPLEMENT DATED JUNE 10, 2026 TO THE:
INVESCO EXCHANGE-TRADED FUND TRUST
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 28, 2025, OF:
Invesco Aerospace & Defense ETF (PPA)
Invesco Biotechnology & Genome ETF (PBE)
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
Invesco Building & Construction ETF (PKB)
Invesco Buyback Achievers™ ETF (PKW)
Invesco Dividend Achievers™ ETF (PFM)
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
Invesco Dorsey Wright Energy Momentum ETF (PXI)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
Invesco Dorsey Wright Momentum ETF (PDP)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
Invesco Energy Exploration & Production ETF (PXE)
Invesco Food & Beverage ETF (PBJ)
Invesco Golden Dragon China ETF (PGJ)
Invesco High Yield Equity Dividend Achievers™ ETF (PEY)
Invesco Large Cap Growth ETF (PWB)
Invesco Large Cap Value ETF (PWV)
Invesco Leisure and Entertainment ETF (PEJ)
Invesco NASDAQ Internet ETF (PNQI)
Invesco Oil & Gas Services ETF (PXJ)
Invesco Pharmaceuticals ETF (PJP)
Invesco RAFI US 1000 ETF (PRF)
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
Invesco S&P 100 Equal Weight ETF (EQWL)
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Invesco S&P 500® Equal Weight ETF (RSP)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
Invesco S&P 500® Equal Weight Financials ETF (RSPF)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
Invesco S&P 500 GARP ETF (SPGP)
Invesco S&P 500® Pure Growth ETF (RPG)
Invesco S&P 500® Pure Value ETF (RPV)
Invesco S&P 500® Quality ETF (SPHQ)
Invesco S&P 500® Top 50 ETF (XLG)
Invesco S&P 500 Value with Momentum ETF (SPVM)
Invesco S&P MidCap 400® GARP ETF (GRPM)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
Invesco S&P MidCap Momentum ETF (XMMO)
Invesco S&P MidCap Quality ETF (XMHQ)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Invesco S&P SmallCap Momentum ETF (XSMO)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
Invesco S&P Spin-Off ETF (CSD)
Invesco Semiconductors ETF (PSI)
Invesco Water Resources ETF (PHO)
Invesco Wilderhill Clean Energy ETF (PBW)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
INVESCO EXCHANGE-TRADED FUND TRUST II
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 19, 2025, OF:
Invesco CEF Income Composite ETF (PCEF)
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
Invesco ESG NASDAQ 100 ETF (QQMG)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
Invesco KBW Bank ETF (KBWB)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
Invesco MSCI USA ETF (PBUS)
Invesco NASDAQ 100 ETF (QQQM)
Invesco Nasdaq Biotechnology ETF (IBBQ)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Invesco PHLX Semiconductor ETF (SOXQ)
Invesco QQQ Low Volatility ETF (QQLV)
Invesco Russell 1000 Equal Weight ETF (EQAL)
Invesco S&P 500® High Beta ETF (SPHB)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
Invesco S&P 500® Low Volatility ETF (SPLV)
Invesco S&P 500 Momentum ETF (SPMO)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
Invesco S&P 500 Revenue ETF (RWL)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
Invesco S&P MidCap 400 Revenue ETF (RWK)
Invesco S&P MidCap Low Volatility ETF (XMLV)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
Invesco S&P SmallCap Energy ETF (PSCE)
Invesco S&P SmallCap Financials ETF (PSCF)
Invesco S&P SmallCap Health Care ETF (PSCH)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Invesco S&P SmallCap Industrials ETF (PSCI)
Invesco S&P SmallCap Information Technology ETF (PSCT)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
Invesco S&P SmallCap Materials ETF (PSCM)
Invesco S&P SmallCap Quality ETF (XSHQ)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 23, 2026, OF:

Invesco S&P 500 Concentrated QVM ETF (QVMT)
PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 11, 2026, OF:

Invesco QQQ Equal Weight ETF (QEW)
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 19, 2025, OF:
Invesco Bloomberg Pricing Power ETF (POWA)
Invesco RAFI Strategic US ETF (IUS)
Invesco Russell 1000 Dynamic Multi-Factor ETF (OMFL)
Invesco Russell 2000 Dynamic Multi-Factor ETF (OMFS)
INVESCO QQQ TRUST, SERIES 1
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 22, 2025, OF:

Invesco QQQ Trust, Series 1 (QQQ)
(collectively, the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
Effective July 1, 2026, Tony Seisser will no longer serve as a Portfolio Manager of the Funds. Accordingly, on that date, all information and references related to Mr. Seisser will be removed from the Funds’ Summary and Statutory Prospectuses and Statements of Additional Information.
P-SUMSTATSAI-SUP 061026